Income Taxes (Operations in Jurisdictions Other Than PRC) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	¥ 95,231	$ 14,944	¥ 13,495	¥ 13,688
Cayman Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	0	0		(3)
British Virgin Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(5)	(1)	(5)	(3)
PRC [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	¥ 95,236	$ 14,945	¥ 13,500	¥ 13,694